                                   [GRAPHIC]

                                          Semiannual Report June 30, 2001

Oppenheimer
Convertible Securities Fund



                                                     [LOGO] OPPENHEIMER FUNDS(R)

--------------------------------------------------------------------------------
REPORT HIGHLIGHTS
--------------------------------------------------------------------------------


Fund Objective
Oppenheimer Convertible Securities Fund seeks a high level of total return on its assets through a combination of current income and capital appreciation.

     CONTENTS

 1   Shareholder Letter

 2   An Interview with Your Fund's Managers

 8   Financial Statements

34   Officers and Trustees


Cumulative Total Returns*
             For the Six-Month Period
             Ended 6/30/01

             Without                With
             Sales Chg.             Sales Chg.
-------------------------------------------------
Class A      -0.23%                 -5.96%
-------------------------------------------------
Class B      -0.62                  -5.51
-------------------------------------------------
Class C      -0.62                  -1.60
-------------------------------------------------
Class M      -0.48                  -3.72

-------------------------------------------------

Average Annual Total Returns*
             For the 1-Year Period
             Ended 6/30/01

             Without                With
             Sales Chg.             Sales Chg.
-------------------------------------------------
Class A      -8.29%                 -13.57%
-------------------------------------------------
Class B      -9.02                  -13.11
-------------------------------------------------
Class C      -9.04                   -9.85
-------------------------------------------------
Class M      -8.78                  -11.74

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of principal amount invested.

*See Notes on page 6 for further details.

Dear Shareholder,

-------------------------
John V. Murphy
Chairman,
President and
Chief Executive Officer
OppenheimerFunds, Inc.
-------------------------

It is a pleasure to greet you in my new role as Chairman, President and Chief Executive Officer of OppenheimerFunds. I'm honored to take on this new leadership role, after having served OppenheimerFunds in the capacity of President and Chief Operating Officer since August of 2000.

     I'd also like to acknowledge the contributions of Bridget A. Macaskill, whose vision and efforts have helped build OppenheimerFunds' reputation as a premier investment firm. During her tenure as Chief Executive Officer, Bridget made tremendous contributions to both the firm and to our fund shareholders. Her extraordinary commitment has positioned OppenheimerFunds for a very bright future, and I thank her for that.

     Our ongoing mission is to provide outstanding investment solutions for our customers. We will continue to strive to deliver products and services that help keep you at the forefront of the markets. In partnership with financial advisors, this approach has enabled OppenheimerFunds to help investors pursue their financial goals for more than 40 years.

     While the past year has proven to be challenging in the financial markets, we assure you that our commitment to investment excellence has never been stronger. With this commitment and a clear vision, we are confident that we will meet the challenges that lie ahead. Thank you for your ongoing confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,

/s/ John V. Murphy

John V. Murphy
July 23, 2001


1    OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

"Our strict attention to valuations supported performance and enabled us to fare relatively better this period than the overall convertible market."

How did Oppenheimer Convertible Securities Fund perform over the six-month period that ended June 30, 2001?

A. Oppenheimer Convertible Securities Fund performed in line with the general convertible securities market, experiencing some volatility and ending the period with negative performance. Yet the Fund did well on a relative basis, outperforming many of its peers over the six-month reporting period ending June 30, 2001. Through our investment process of selectively investing in companies that we believe have strong fundamentals and are well positioned for attractive long-term total returns, we were able to avoid much of the volatility and disappointments suffered by the overall convertible market.

What factors most significantly affected performance?

Our basic investment strategy has remained unchanged over the years. As in the past, our strict attention to valuations supported performance and, we believe, allowed us to fare better this period than the overall convertible market. This focus enabled us to weather the substantial volatility convertibles experienced year-to-date by helping us identify those companies that were enduring cyclical troughs rather than serious fundamental difficulties. Many firms may have seen the market value of their stocks drop recently, but we believe that those with solid fundamentals are likely to recover in the months ahead. These are the types of companies we have attempted to identify during this difficult period, and that strategy has served us well.

   In terms of specific industries, our exposure to the media and broadcasting sectors benefited performance, as these companies generally outperformed many other sectors of the market. Many of these firms enjoyed the benefits of a lower interest rate environment and continued healthy consumer spending. Likewise, revenues and profits in the motion picture industry have remained strong, and select holdings in this sector aided our returns.

2    OPPENHEIMER CONVERTIBLE SECURITIES FUND

     Many of our pharmaceutical convertibles also fared well, particularly those issued by smaller, more growth-oriented pharmaceutical firms as opposed to large-cap concerns. This was in line with the generally better performance of small- and mid-cap companies relative to large-cap companies year-to-date. In addition, many of our convertible bonds issued by retail companies, as well as select biotechnology and semiconductor firms, added to performance.

     On the downside, the telecommunications sector suffered most during this period, so our holdings in this area proved to be the most significant drain on returns. Unfortunately, much of the issuance in the convertible market originates in this sector, so this exposure, in our opinion, was hard to avoid. Moreover, many telecom firms suffered this period due to increased price competition and a general over-saturation of the market for their products and services, sometimes despite sound fundamentals. We've continued to sort very carefully through our telecom holdings and to selectively reduce this position in our portfolio. As always, past performance is no indication of future results. Please keep in mind that convertible securities can be subject to credit and stock market risk.

What other changes have you made in the portfolio's weightings?

Since media companies have continued to perform well, we've added selectively to this allocation. We believe the sector's good performance will continue for the balance of the year, as it has seemed to steadily benefit from the nation's slow move toward economic recovery. We have the same outlook for many companies in the retail sector, so we've added select holdings to this portion of the portfolio.

3    OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

Average Annual
Total Returns with
Sales Charge

For the Periods Ended 6/30/01/1/

Class A                             Since
1-Year            5-Year            Inception
-------------------------------------------------
-13.57%           7.60%             9.37%

Class B                             Since
1-Year            5-Year            Inception
-------------------------------------------------
-13.11%           7.77%             9.62%

Class C                             Since
1-Year            5-Year            Inception
-------------------------------------------------
-9.85%            8.05%             8.05%

Class M
1-Year            5-Year            10-Year
-------------------------------------------------
-11.74%           7.63%             13.15%

     Another area that we believe will continue to perform well is the thrift or lending industry. We believe mortgage lending companies have and will continue to benefit from the lower interest rate environment, and consequently the strong level of refinancing activity among homeowners. Since the Federal Reserve Board has given no strong indication of plans to abandon its near-term efforts to keep short-term interest rates low, many mortgage lending institutions may continue to benefit from the environment.

     We continued to reduce our exposure to telecom, an area that we believe will need substantial time to recover. The positive side of this protracted recovery is that once a recovery takes place in the industry, the firms that will be left standing will likely be those with healthy balance sheets and favorable revenues-to-debt ratios. On the other hand, we continue to be wary of energy, which was an area of weakness this period. Fortunately, we typically do not hold a large position in energy, so this exposure had minimal impact on performance.

     In technology, which generated both good and poor returns this period, we remain extremely selective. We slightly increased our holdings in semiconductors, seeking primarily those companies that have diversified client bases and serve many industries--rather than firms that tend to cater solely to one sector of the market, such as telecom. We believe these diverse firms will continue to see favorable performance over the months ahead, and we've adjusted our weightings accordingly.

What is your outlook for the months ahead?

We believe that, relative to equities, convertible bonds as a group are in a better position to deliver good performance over the remainder of the year--mainly because of their income advantage as well as their comparatively lower volatility. At the same time, we will maintain our rigorous focus on quality, not only from a credit rating standpoint, but also in terms of each company's business model. We will continue to seek companies

4    OPPENHEIMER CONVERTIBLE SECURITIES FUND
with a strong track record of generating returns on capital that exceed their capital costs--basically, those companies that have created wealth for their shareholders.

     In our opinion the promising outlook for convertibles, matched with our disciplined investment process, makes Oppenheimer Convertible Securities Fund a key ingredient of The Right Way to Invest.

Portfolio Allocation/2/

                                    [CHART]

                       Bonds                      60.2%
                       Stocks                     32.4
                       Cash Equivalents            7.4


Convertible Bond Sectors/3/
-----------------------------------------------------
Technology                                     17.2%
-----------------------------------------------------
Capital Goods                                  10.3
-----------------------------------------------------
Consumer Cyclicals                              8.0
-----------------------------------------------------
Healthcare                                      7.2
-----------------------------------------------------
Consumer Staples                                5.0
-----------------------------------------------------
Energy                                          4.4
-----------------------------------------------------
Communication Services                          3.0
-----------------------------------------------------
Utilities                                       0.8

Top Five Holdings by Issuer/2/
-----------------------------------------------------
Repurchase Agreement                           7.4%
-----------------------------------------------------
Liberty Media Corp.                            3.0
-----------------------------------------------------
Tyco International Ltd.                        2.9
-----------------------------------------------------
Roche Holdings, Inc.                           2.0
-----------------------------------------------------
Clear Channel Communications, Inc.             1.7

1. See notes on page 6 for further details.
2. Portfolio is subject to change. Percentages are as of June 30, 2001, and are based on total market value of investments.
3. Portfolio is subject to change. Percentages are as of June 30, 2001, and are based on net assets.

5    OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations and current performance may be less than the results shown. For updates on the Fund's performance visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about Oppenheimer Convertible Securities Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at www.oppenheimerfunds.com.

Class A shares were first publicly offered on 5/1/95. The Fund's maximum sales charge for Class A shares was lower prior to 3/11/96, so actual performance may have been higher. Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 5/1/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 3/11/96. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class M shares of the Fund were first publicly offered on 6/3/86. Class M returns include the current maximum initial sales charge of 3.25%. Prior to March 11, 1996, Class M shares were designated as Class A shares. Class M shares are subject to an annual 0.50% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. For that reason, no performance information on Class N shares is included in this report. Class N shares are offered only through retirement plans. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the different calculations of performance is in the Fund's Statement of Additional Information.

6    OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                      Financials




7    OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS June 30, 2001 / Unaudited


                                                                      Principal      Market Value
                                                                         Amount        See Note 1
===================================================================================================
Convertible Corporate Bonds and Notes--55.9%
---------------------------------------------------------------------------------------------------
Capital Goods--10.3%
---------------------------------------------------------------------------------------------------
Aerospace/Defense--0.5%
Orbital Sciences Corp., 5% Cv. Unsec. Sub. Nts., 10/1/02         $    6,000,000    $    3,810,000
---------------------------------------------------------------------------------------------------
Industrial Services--2.5%
Getty Images, Inc., 5% Cv. Sub. Nts., 3/15/07/1/                      5,000,000         3,925,000
---------------------------------------------------------------------------------------------------
PerkinElmer, Inc., Zero Coupon Cv. Unsec. Debs., 3.30%,
8/7/20/2/                                                             8,000,000         4,150,000
---------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc., 8.25% Cv. Sub. Nts., 2/18/03/3/         5,097,885         3,695,967
---------------------------------------------------------------------------------------------------
Waste Management, Inc., 4% Cv. Unsec. Nts., 2/1/02                    8,000,000         7,930,000
                                                                                   ----------------
                                                                                       19,700,967

---------------------------------------------------------------------------------------------------
Manufacturing--7.3%
Celestica, Inc., Zero Coupon Cv. Nts., 3.87%, 8/1/202                18,000,000         7,942,500
---------------------------------------------------------------------------------------------------
Danaher Corp., Zero Coupon Cv. Sr. Unsec. Unsub. Liquid
Yield Option Nts., 2.36%, 1/22/21/2/                                 10,000,000         5,950,000
---------------------------------------------------------------------------------------------------
Robbins & Myers, Inc., 6.50% Cv. Unsec. Nts., 9/1/03                  2,000,000         2,202,500
---------------------------------------------------------------------------------------------------
Sanmina Corp., 4.25% Cv. Unsec. Nts., 5/1/04                          4,500,000         5,653,125
---------------------------------------------------------------------------------------------------
Solectron Corp., Zero Coupon Cv. Sr. Unsec. Unsub. Liquid
Yield Option Nts., 2.70%, 5/8/20/2/                                  20,000,000         9,950,000
---------------------------------------------------------------------------------------------------
SPX Corp., Zero Coupon Cv. Sr. Liquid Yield Option Nts.,
2.75%, 2/6/21/1,2/                                                    5,000,000         3,393,750
---------------------------------------------------------------------------------------------------
Tyco International Ltd., Zero Coupon Cv. Sr. Unsec. Unsub.
Liquid Yield Option Nts.:
1.32%, 11/17/20/2/                                                    5,000,000         3,818,750
1.43%, 11/17/20/1,2/                                                 25,000,000        19,093,750
                                                                                   ----------------
                                                                                       58,004,375

---------------------------------------------------------------------------------------------------
Communication Services--3.0%
---------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--0.2%
Excite @Home, 4.75% Cv. Unsec. Sub. Nts., 12/15/06
(cv. into At Home Corp., Cl. A common stock)                          6,000,000         2,017,500
---------------------------------------------------------------------------------------------------
Telecommunications: Wireless--2.8%
American Tower Corp., 5% Cv. Nts., 2/15/10/1/                         5,000,000         3,962,500
---------------------------------------------------------------------------------------------------
Gilat Satellite Networks Ltd., 4.25% Cv. Sub. Nts., 3/15/05/1/        5,000,000         3,000,000
---------------------------------------------------------------------------------------------------
Liberty Media Corp., 4% Sr. Exchangeable Debs., 11/15/29
(exchangeable into Sprint Corp.--PCS Group common stock)             12,000,000         9,240,000
---------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25% Cv. Sr. Nts., 1/15/10/1/          10,000,000         6,100,000
                                                                                   ----------------
                                                                                       22,302,500

---------------------------------------------------------------------------------------------------
Consumer Cyclicals--8.0%
---------------------------------------------------------------------------------------------------
Autos & Housing--2.1%
EOP Operating LP:
7.25% Cv. Sr. Nts., 11/15/08/1/                                       9,000,000         9,573,750
7.25% Cv. Unsec. Nts., 11/15/08                                       1,000,000         1,063,750
---------------------------------------------------------------------------------------------------
Magna International, Inc., 4.875% Cv. Unsec. Sub. Debs., 2/15/05      6,000,000         6,000,000
                                                                                   ----------------
                                                                                       16,637,500



8    OPPENHEIMER CONVERTIBLE SECURITIES FUND


                                                                                      Principal      Market Value
                                                                                         Amount        See Note 1
-------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.5%
Royal Caribbean Cruises Ltd., Zero Coupon Cv. Sr. Unsec. Unsub.
Liquid Yield Option Nts., 4.88%, 2/2/21/2/                                       $   10,000,000    $    3,675,000
-------------------------------------------------------------------------------------------------------------------
Media--3.5%
Interpublic Group of Cos., Inc., 1.87% Cv. Unsec. Nts., 6/1/06                        6,000,000         4,822,500
-------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.25% Cv. Sr. Nts., 3/15/31 (cv. into Viacom, Inc.,
Cl. B common stock)/1/                                                                9,000,000        10,125,000
-------------------------------------------------------------------------------------------------------------------
News America, Inc., Zero Coupon Cv. Liquid Yield Nts., 3.50%, 2/28/211,/2/           12,000,000         5,955,000
-------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc., 2.25% Cv. Unsec. Nts., 1/6/13                                    4,000,000         7,125,000
                                                                                                   ----------------
                                                                                                       28,027,500

-------------------------------------------------------------------------------------------------------------------
Retail: Specialty--1.9%
Amazon.com, Inc., 4.75% Cv. Sub. Debs., 2/1/09/1/                                     5,000,000         2,318,750
-------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc., Zero Coupon Cv. Sr. Unsec. Liquid Yield
Option Nts., 2.37%, 2/16/21/1/,/2/                                                   10,000,000         7,412,500
-------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The), Zero Coupon Cv. Unsec. Unsub. Liquid Yield
Option Nts., 1.65%, 2/13/21/1/,/2/                                                    8,000,000         5,620,000
                                                                                                  -----------------
                                                                                                       15,351,250

-------------------------------------------------------------------------------------------------------------------
Consumer Staples--5.0%
-------------------------------------------------------------------------------------------------------------------
Broadcasting--4.4%
Adelphia Communications Corp., 6% Cv. Unsec. Nts., 2/15/06                            7,000,000         6,772,500
-------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 4.75% Cv. Sr. Unsec. Nts., 6/1/06                       8,000,000         8,510,000
-------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 2.625% Cv. Sr. Nts., 4/1/03                      12,000,000        13,125,000
-------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., 4.875% Cv. Nts., 1/1/07/1/                             7,000,000         6,396,250
                                                                                                   ----------------
                                                                                                       34,803,750

Food & Drug Retailers--0.6%
Costco Cos., Inc., Zero Coupon Cv. Sub. Nts., 2.50%, 8/19/17/2/                       5,000,000         4,806,250
-------------------------------------------------------------------------------------------------------------------
Energy--4.4%
-------------------------------------------------------------------------------------------------------------------
Energy Services--1.3%
Nabors Industries, Inc., Zero Coupon Sr. Cv. Unsec. Nts., 2.50%, 6/20/20/2/           8,000,000         4,970,000
-------------------------------------------------------------------------------------------------------------------
Pride International, Inc., Zero Coupon Cv. Sub. Debs., 6.54%, 4/24/18/2/             12,000,000         5,175,000
                                                                                                   ----------------
                                                                                                       10,145,000

-------------------------------------------------------------------------------------------------------------------
Oil: Domestic--3.1%
Devon Energy Corp., 4.95% Cv. Sr. Unsec. Debs., 8/15/08
(cv. into Chevron Corp. common stock)                                                12,000,000        12,105,000
-------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 5.25% Cv. Unsec. Sub. Nts., 2/15/10                                 5,000,000         6,143,750
-------------------------------------------------------------------------------------------------------------------
Loews Corp., 3.125% Cv. Sub. Nts., 9/15/07 (cv. into Diamond Offshore
Drilling, Inc. common stock)                                                          8,000,000         6,840,000
                                                                                                   ----------------
                                                                                                       25,088,750

9    OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


                                                                            Principal        Market Value
                                                                               Amount          See Note 1
----------------------------------------------------------------------------------------------------------
Healthcare--7.2%
----------------------------------------------------------------------------------------------------------
Healthcare/Drugs--6.8%
Affymetrix, Inc., 4.75% Cv. Sub. Nts., 2/15/07                          $   7,000,000      $    4,515,000
----------------------------------------------------------------------------------------------------------
Alkermes, Inc., 3.75% Cv. Sub. Nts., 2/15/07                                6,000,000           4,537,500
----------------------------------------------------------------------------------------------------------
Allergan, Inc., Zero Coupon Cv. Nts., 2.42%, 11/1/20/2/                     8,000,000           5,110,000
----------------------------------------------------------------------------------------------------------
Invitrogen Corp., 5.50% Cv. Unsec. Sub. Nts., 3/1/07                        4,000,000           4,435,000
----------------------------------------------------------------------------------------------------------
Johnson & Johnson:
Zero Coupon Cv. Sub. Debs., 2.04%, 7/28/20/2/                               4,000,000           2,870,000
Zero Coupon Cv. Unsec. Sub. Debs., 2.81%, 7/28/20/1/,/2/                    8,000,000           5,740,000
----------------------------------------------------------------------------------------------------------
Roche Holdings, Inc.:
Zero Coupon Cv. Liquid Yield Option Nts., 2.42%, 1/19/15
(cv. into Genentech, Inc. common stock)/1/,/2/                             13,000,000           9,652,500
Zero Coupon Cv. Unsec. Unsub. Liquid Yield Option Nts.,
4.78%, 4/20/10/1/,/2/                                                      10,000,000           5,700,000
----------------------------------------------------------------------------------------------------------
Sepracor, Inc., 5% Cv. Sub. Nts., 2/15/07                                   5,000,000           3,412,500
----------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., 1.50% Cv. Nts.,                        8,000,000           8,110,000
10/15/05/1/                                                                                ---------------
                                                                                               54,082,500

----------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.4%
Sunrise Assisted Living, Inc., 5.50% Cv. Nts., 6/15/02                      3,000,000           2,880,000
----------------------------------------------------------------------------------------------------------
Technology--17.2%
----------------------------------------------------------------------------------------------------------
Computer Hardware--3.3%
Hewlett-Packard Co., Zero Coupon Cv. Sr. Unsec. Unsub.
Liquid Yield
Option Nts., 2.43%, 10/14/17/2/                                            15,000,000           8,343,750
----------------------------------------------------------------------------------------------------------
Juniper Networks, Inc., 4.75% Cv. Unsec. Sub. Nts., 3/15/07                 7,000,000           5,022,500
----------------------------------------------------------------------------------------------------------
Quantum Corp., 7% Cv. Sub. Nts., 8/1/04                                     5,000,000           4,381,250
----------------------------------------------------------------------------------------------------------
Redback Networks, Inc., 5% Cv. Unsec. Sub. Nts., 4/1/07                     6,000,000           3,645,000
----------------------------------------------------------------------------------------------------------
Symbol Technologies, Inc., 5.75% Cv. Sub. Nts., 1/1/03                      5,000,000           4,812,500
                                                                                           ---------------
                                                                                               26,205,000

----------------------------------------------------------------------------------------------------------
Computer Services--1.7%
CheckFree Corp., 6.50% Cv. Nts., 12/1/06                                    5,000,000           4,143,750
----------------------------------------------------------------------------------------------------------
First Data Corp., 2% Cv. Sr. Unsec. Nts., 3/1/08                            9,000,000           9,416,250
                                                                                           ---------------
                                                                                               13,560,000

----------------------------------------------------------------------------------------------------------
Computer Software--4.3%
Aspen Technology, Inc., 5.25% Cv. Sub. Debs., 6/15/05                       4,000,000           3,275,000
----------------------------------------------------------------------------------------------------------
BEA Systems, Inc., 4% Cv. Nts., 12/15/06                                    4,000,000           4,675,000
----------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.:
1.50% Cv. Sr. Nts., 12/1/05/1/                                              7,000,000           5,836,250
1.50% Cv. Sr. Sub. Unsec. Debs., 12/1/05                                    1,000,000             833,750
----------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.:
4.75% Cv. Nts., 7/1/07/1/                                                   5,000,000           4,356,250
4.75% Cv. Unsec. Sub. Nts., 7/1/07                                          1,000,000             871,250
----------------------------------------------------------------------------------------------------------
Rational Software Corp., 5% Cv. Sub. Nts., 2/1/07/1/                        5,000,000           5,293,750
----------------------------------------------------------------------------------------------------------
Safeguard Scientifics, Inc., 5% Cv. Unsec. Sub. Nts.,                       4,000,000           2,265,000
6/15/06


10   OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                                Principal          Market Value
                                                                                   Amount            See Note 1
----------------------------------------------------------------------------------------------------------------
Computer Software Continued
Tecnomatix Technologies Ltd., 5.25% Cv. Sub. Nts., 8/15/04                  $   4,000,000      $      3,175,000
----------------------------------------------------------------------------------------------------------------
Veritas Software Corp., 1.856% Cv. Sub. Nts., 8/13/06                           2,000,000             3,917,500
                                                                                               -----------------
                                                                                                     34,498,750

----------------------------------------------------------------------------------------------------------------
Communications Equipment--0.8%
CIENA Corp., 3.75% Cv. Sr. Unsec. Nts., 2/1/08                                  8,000,000             6,090,000
----------------------------------------------------------------------------------------------------------------
Electronics--7.1%
ASM Lithography Holding NV, 4.25% Cv. Nts., 11/30/04/1/                         6,000,000             5,730,000
----------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp., 4% Cv. Unsec. Nts., 2/1/05                         6,000,000             5,535,000
----------------------------------------------------------------------------------------------------------------
International Rectifier Corp.:
4.25% Cv. Sub. Nts., 7/15/07/1/                                                 6,000,000             4,695,000
4.25% Cv. Unsec. Sub. Nts., 7/15/07                                             1,000,000               782,500
----------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.50% Cv. Nts., 1/15/31 (exchangeable into
Motorola, Inc. common stock)/1/                                                 5,000,000             4,037,500
----------------------------------------------------------------------------------------------------------------
LSI Logic Corp., 4.25% Cv. Nts., 3/15/04                                        4,500,000             6,221,250
----------------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc., 3.75% Cv. Nts., 8/15/05                                 6,000,000             5,362,500
----------------------------------------------------------------------------------------------------------------
Semtech Corp., 4.50% Cv. Sub. Nts., 2/1/07                                      5,000,000             4,856,250
----------------------------------------------------------------------------------------------------------------
Thermo Electron Corp., 4% Cv. Unsec. Sub. Nts., Series RG, 1/15/05              7,999,999             7,450,000
----------------------------------------------------------------------------------------------------------------
TranSwitch Corp., 4.50% Cv. Unsec. Unsub. Nts., 9/12/05/1/                      5,000,000             3,737,500
----------------------------------------------------------------------------------------------------------------
TriQuint Semiconductor, Inc., 4% Cv. Sub. Nts., 3/1/07                          6,000,000             4,380,000
----------------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp., 4% Cv. Sub. Nts., 3/15/05                          4,000,000             3,220,000
                                                                                               -----------------
                                                                                                     56,007,500

----------------------------------------------------------------------------------------------------------------
Utilities--0.8%
----------------------------------------------------------------------------------------------------------------
Electric Utilities--0.8%
El Paso Corp., Zero Coupon Cv. Nts., 4.04%, 2/28/21/1/,/2/                     15,000,000             6,262,500
                                                                                               -----------------
Total Convertible Corporate Bonds and Notes (Cost $470,381,924)                                     443,956,592

                                                                                   Shares
================================================================================================================
Preferred Stocks--27.7%
----------------------------------------------------------------------------------------------------------------
Basic Materials--0.7%
----------------------------------------------------------------------------------------------------------------
Paper--0.7%
International Paper Capital Trust, 5.25% Cum. Cv., Non-Vtg.
(cv. into International Paper Co. common stock)                                   125,000             5,421,875
----------------------------------------------------------------------------------------------------------------
Capital Goods--2.0%
----------------------------------------------------------------------------------------------------------------
Aerospace/Defense--1.2%
Coltec Capital Trust, 5.25% Cv. Term Income Deferrable Equity Securities
(cv. into common stock of Goodrich B.F. Corp.)                                    100,000             4,312,500
----------------------------------------------------------------------------------------------------------------
Raytheon Co., 8.25% Cum. Cv. Equity Security, Units (each unit consists of a contract to purchase Raytheon Co., Cl. B common stock and a trust
preferred security of RC Trust I)/4/,/5/                                          100,000             4,911,000
                                                                                               -----------------
                                                                                                      9,223,500


11   OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


                                                                                               Market Value
                                                                                  Shares         See Note 1
------------------------------------------------------------------------------------------------------------
Manufacturing--0.8%
Sealed Air Corp., $2.00 Cum. Cv., Series A, Vtg.                                 150,000      $   5,992,500
------------------------------------------------------------------------------------------------------------
Communication Services--3.1%
------------------------------------------------------------------------------------------------------------
Telecommunications-Long Distance--2.1%
BroadWing, Inc., 6.75% Cv., Series B, Vtg.                                       110,000          5,225,000
------------------------------------------------------------------------------------------------------------
Global Crossing Ltd., 7% Cum. Cv.                                                 65,000          6,240,000
------------------------------------------------------------------------------------------------------------
Qwest Trends Trust, 5.75% Cv./1/                                                 100,000          5,437,500
                                                                                              --------------
                                                                                                 16,902,500

------------------------------------------------------------------------------------------------------------
Telecommunications-Wireless--1.0%
Crown Castle International Corp., 6.25% Cv.                                      100,000          3,425,000
------------------------------------------------------------------------------------------------------------
MediaOne Group, Inc, 6.25% Cv. Premium Income Exchangeable Securities
(exchangeable for Vodafone Airtouch plc common stock)                             75,000          4,289,250
                                                                                              --------------
                                                                                                  7,714,250

------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--2.1%
------------------------------------------------------------------------------------------------------------
Autos & Housing--0.6%
Cummins Capital Trust I, $47.53 Cv./1/,/4/                                           100,000          5,100,000
------------------------------------------------------------------------------------------------------------
Media--1.5%
Tribune Co., 2% Unsec. Participation Hybrid Option Note Exchangeable
Securities (exchangeable for shares of America Online, Inc.)                     100,000         11,887,000
------------------------------------------------------------------------------------------------------------
Consumer Staples--3.8%
------------------------------------------------------------------------------------------------------------
Consumer Services--1.7%
Cox Communications, Inc. 7% Cv. Preferred Redeemable Increased Dividend
Equity Securities,  Non-Vtg.                                                     140,000          8,120,000
------------------------------------------------------------------------------------------------------------
Entercom Communications Capital Trust, 6.25% Cum. Cv.                             80,000          5,360,000
                                                                                              --------------
                                                                                                 13,480,000

------------------------------------------------------------------------------------------------------------
Entertainment--0.7%
Wendy's Financing I, $2.50 Term Convertible Securities, Series A
(cv. into common stock of Wendy's International, Inc.)                           100,000          5,298,000
------------------------------------------------------------------------------------------------------------
Food--0.8%
Suiza Capital Trust II/Suiza Foods Corp., 5.50% Cum. Cv., Non-Vtg.               150,000          6,168,750
------------------------------------------------------------------------------------------------------------
Household Goods--0.6%
Newell Financial Trust I, 5.25% Cv. Quarterly Income Preferred Securities,
Non-Vtg.                                                                         125,000          4,656,250
------------------------------------------------------------------------------------------------------------
Energy--2.6%
------------------------------------------------------------------------------------------------------------
Energy Services--0.6%
Weatherford International, Inc., 5% Cv., Vtg.                                    100,000          4,950,000
------------------------------------------------------------------------------------------------------------
Oil: Domestic--2.0%
Apache Corp., 6.50% Cv. Automatic Common Exchange Securities                     100,000          4,382,000
------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 5.50% Cv. Unsec. Debt Exchangeable for
Common Stock of Devon Energy Corp.                                               120,000          5,844,000
------------------------------------------------------------------------------------------------------------
Unocal Capital Trust, 6.25% Cum. Cv., Non-Vtg.                                   120,000          5,805,000
                                                                                              --------------
                                                                                                 16,031,000


12   OPPENHEIMER CONVERTIBLE SECURITIES FUND



                                                                                                        Market Value
                                                                                           Shares         See Note 1
---------------------------------------------------------------------------------------------------------------------
Financial--6.7%
---------------------------------------------------------------------------------------------------------------------
Banks--1.9%
National Australia Bank Ltd., ExCaps (each ExCap consists of $25 principal amount of 7.875% Perpetual Capital Security and a purchase contract
entitling the holder to exchange ExCaps for ordinary shares of the Bank)/5/               150,000      $   4,672,500
---------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc., 5.375% Cv.                                                       190,000         10,236,250
                                                                                                       --------------
                                                                                                          14,908,750

---------------------------------------------------------------------------------------------------------------------
Insurance--1.9%
ACE Ltd., 8.25% Cv. Preferred Redeemable Increased Dividend Equity
Securities, Non-Vtg.                                                                       70,000          5,638,500
---------------------------------------------------------------------------------------------------------------------
MetLife Capital Trust I, 8% Cv., Non-Vtg.                                                 100,000          9,725,000
                                                                                                       --------------
                                                                                                          15,363,500

Real Estate Investment Trusts--2.5%
Equity Residential Properties Trust, 7.25% Cv., Series G, Vtg.                            300,000          7,572,000
---------------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc., 7.25% Cv. Preferred Income Equity
Redeemable Stock                                                                          250,000          6,412,500
---------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 6.50% Cv., Series A                                                 100,000          5,510,000
                                                                                                       --------------
                                                                                                          19,494,500

---------------------------------------------------------------------------------------------------------------------
Savings & Loans--0.4%
Sovereign Capital Trust II, 7.50% Cv. Preferred Income Equity Redeemable
Stock, Units (each unit consists of one preferred plus one warrant to
purchase 5.3355 shares of Sovereign Bancorp common stock)/5/                               50,000          3,600,000
---------------------------------------------------------------------------------------------------------------------
Healthcare--1.7%
---------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--1.0%
Pharmacia Corp., 6.50% Cv. Adjustable Conversion-rate Equity Security                     200,000          8,080,000
---------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.7%
McKesson Financial Trust, 5% Cv., Non-Vtg.                                                110,000          5,967,500
---------------------------------------------------------------------------------------------------------------------
Technology--0.8%
---------------------------------------------------------------------------------------------------------------------
Computer Software--0.8%
Electronic Data Systems Corp., $71.47 Cv. Flexible Equity Linked Exchangeable
Securities, Preferred Redeemable Increased Dividend Equity Securities/4/                  120,000          6,324,000
---------------------------------------------------------------------------------------------------------------------
Transportation--1.5%
---------------------------------------------------------------------------------------------------------------------
Air Transportation--0.6%
Continental Airlines Finance Trust II, 6% Cum. Cv. Term Income Deferrable
Equity Securities/1/                                                                      100,000          5,175,000
---------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.9%
Union Pacific Capital Trust, 6.25% Cum. Cv. Term Income Deferrable
Equity Securities, Non-Vtg.                                                               150,000          7,162,500


13   OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


                                                                                                     Market Value
                                                                                     Shares            See Note 1
------------------------------------------------------------------------------------------------------------------
Utilities--2.7%
------------------------------------------------------------------------------------------------------------------
Electric Utilities--2.7%
AES Trust VII, 6% Cv., Non-Vtg.                                                     150,000        $    8,400,000
------------------------------------------------------------------------------------------------------------------
Calpine Capital Trust III, 5% Cv., Remarketable Term Income Deferrable
Equity Securities/1/                                                                 90,000             5,006,250
------------------------------------------------------------------------------------------------------------------
Duke Energy Corp., 8.25% Cv. Equity Units (each equity unit consists of units referred to as corporate units which consist of $25 principal amount of 5.87% sr. nts., due 2006 and a contract to purchase Duke Energy Corp.
common stock)/5/                                                                    300,000             7,695,000
                                                                                                    --------------
                                                                                                       21,101,250
                                                                                                    --------------
Total Preferred Stocks (Cost $212,747,240)                                                            220,002,625

==================================================================================================================
Common Stocks--4.4%

Citigroup Inc.                                                                      150,000             7,926,000
------------------------------------------------------------------------------------------------------------------
Danskin, Inc./4/,/6/                                                              2,610,710               496,035
------------------------------------------------------------------------------------------------------------------
Danskin, Inc. Restricted Common Shares/3/,/4/,/6/                                 2,015,119               214,610
------------------------------------------------------------------------------------------------------------------
Elan Corp. plc, ADR/4/,/7/                                                          120,000             7,320,000
------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                             150,000             6,690,000
------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                        225,000            12,037,500
                                                                                                    --------------
Total Common Stocks (Cost $31,162,858)                                                                 34,684,145
                                                                                      Units
==================================================================================================================
Rights, Warrants and Certificates--0.0%

Danskin, Inc. Wts., Exp. 10/8/04/3/,/6/                                             367,801                14,712
------------------------------------------------------------------------------------------------------------------
Portion of Danskin, Inc. Promissory Nt., to be used to purchase 53,309 shares
of restricted common stock in rights offering/3/,/6/                                 53,309                15,993
                                                                                                    --------------
Total Rights, Warrants and Certificates (Cost $15,993)                                                     30,705
                                                                                  Principal
                                                                                   Amount
==================================================================================================================
Foreign Government Obligations--0.5%

Banco Nac de Desen Econo Cv. Sr. Nts., 6.50%, 6/15/06 [cv. into Empresa
Brasileira de Aeronautica SA (Embraer), ADR common stock]/1/
(Cost $4,000,000)                                                              $  4,000,000             4,070,000
==================================================================================================================
Structured Instruments--3.1%

Bank of America NA, Lucent Market Indexed Deposits, 6%, 2/9/02                   10,000,000             1,709,000
------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (New York Branch), Carnival Corp. Equity
Linked Nts., 7%, 7/17/02/3/                                                       7,000,668             9,170,875
------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG/AT&T Corp. Linked Nts., 3.10%, 11/5/02/3/                        8,000,000             7,820,400
------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., Medium-Term Stock Linked Nts., Series B, 7%,
7/8/02 (linked to the performance of The Gap, Inc. common stock)                  6,000,000             6,037,500
                                                                                                    --------------
Total Structured Instruments (Cost $30,971,080)                                                        24,737,775


14   OPPENHEIMER CONVERTIBLE SECURITIES FUND


                                                                                      Principal       Market Value
                                                                                         Amount         See Note 1
===================================================================================================================
Repurchase Agreements--7.3%

Repurchase agreement with PaineWebber, Inc., 4.01%, dated 6/29/01, to be repurchased at $58,130,419 on 7/2/01, collateralized by Federal National
Mortgage Assn., 5.50%--8%, 12/1/13--6/1/31, with a value of $59,406,477
(Cost $58,111,000)                                                                $  58,111,000    $    58,111,000
-------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $807,390,095)                                            98.9%       785,592,842
-------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                             1.1          8,651,464
                                                                                  ---------------------------------
Net Assets                                                                                100.0%   $   794,244,306
                                                                                  =================================

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $180,816,250 or 22.77% of the Fund's net assets as of June 30, 2001.
2. Zero coupon bond reflects the effective yield on the date of purchase.
3. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
4. Non-income-producing security.
5. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
6. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2001. The aggregate fair value of securities of affiliated companies held by the Fund as of June 30, 2001, amounts to $741,350. Transactions during the period in which the issuer was an affiliate are as follows:



                                           Shares        Gross           Gross              Shares
                                December 31, 2000    Additions      Reductions       June 30, 2001
---------------------------------------------------------------------------------------------------
Danskin, Inc.                           2,610,710           --              --          26,710,710
---------------------------------------------------------------------------------------------------
Danskin, Inc. Restricted
Common Shares                           2,015,119           --              --           2,015,119
---------------------------------------------------------------------------------------------------
Danskin, Inc. Wts., Exp. 10/8/04          367,801           --              --             367,801
---------------------------------------------------------------------------------------------------
Portion of Danskin, Inc.
Promissory Nt., to be
used to purchase 53,309
shares of restricted common
stock in rights offering                       --           --              --                  --

7. A sufficient as amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                       Contracts    Expiration      Exercise       Premium   Market Value
                                 Subject to Call          Date         Price      Received    See Note 1
----------------------------------------------------------------------------------------------------------
Elan Corp. plc, ADR                        1,200      10/22/01      $ 60.000      $644,378     $636,000


See accompanying Notes to Financial Statements.


15   OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

June 30, 2001
=======================================================================================================
Assets

Investments, at value--see accompanying statement:
Unaffiliated companies (cost $803,759,390)                                              $  784,851,493
Affiliated companies (cost $3,630,705)                                                         741,349
                                                                                        ---------------
                                                                                           785,592,842
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                             7,850,892
Interest and dividends                                                                       5,902,209
Shares of beneficial interest sold                                                           5,801,796
Other                                                                                           93,142
                                                                                        ---------------
Total assets                                                                               805,240,881

=======================================================================================================
Liabilities

Bank overdraft                                                                                 200,332
-------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $644,378)--see accompanying statement             636,000
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Dividends                                                                                    6,274,286
Shares of beneficial interest redeemed                                                       1,543,210
Investments purchased                                                                        1,486,705
Distribution and service plan fees                                                             497,814
Shareholder reports                                                                            192,164
Trustees' compensation                                                                         115,179
Transfer and shareholder servicing agent fees                                                      256
Other                                                                                           50,629
                                                                                        ---------------
Total liabilities                                                                           10,996,575

=======================================================================================================
Net Assets                                                                              $  794,244,306
                                                                                        ===============

=======================================================================================================
Composition of Net Assets

Paid-in capital                                                                         $  844,036,303
-------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                       (1,269,801)
-------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions                            (26,733,321)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                                  (21,788,875)
                                                                                        ---------------
Net Assets                                                                              $  794,244,306
                                                                                        ===============

16   OPPENHEIMER CONVERTIBLE SECURITIES FUND

================================================================================
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $200,769,341    $   13.56
and 14,808,243 shares of beneficial interest outstanding)
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                               $   14.39
-------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $340,855,277 and 25,097,711 shares of beneficial interest outstanding)              $   13.58
-------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$89,025,564 and 6,569,728 shares of beneficial interest outstanding)                   $   13.55
-------------------------------------------------------------------------------------------------
Class M Shares:
Net asset value and redemption price per share (based on net assets of
$163,593,183 and 12,073,029 shares of beneficial interest outstanding)                 $   13.55
Maximum offering price per share (net asset value plus sales charge
of 3.25% of offering price)                                                            $   14.01
-------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $991, and 73.09 shares of beneficial interest outstanding)                   $   13.56

See accompanying Notes to Financial Statements.

17      OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

   For the Six Months Ended June 30, 2001
   =======================================================================================
   Investment Income
   Interest                                                       $              8,129,079
   ----------------------------------------------------------------------------------------
   Dividends                                                                     6,816,348
                                                                  -------------------------
   Total income                                                                 14,945,427
   ========================================================================================
   Expenses
   Management fees                                                               1,928,249
   ----------------------------------------------------------------------------------------
   Distribution and service plan fees:
   Class A                                                                         250,223
   Class B                                                                       1,784,642
   Class C                                                                         452,297
   Class M                                                                         637,565
   ----------------------------------------------------------------------------------------
   Transfer and shareholder servicing agent fees:
   Class A                                                                         100,580
   Class B                                                                         194,223
   Class C                                                                          48,633
   Class M                                                                          89,180
   ----------------------------------------------------------------------------------------
   Registration and filing fees                                                    151,704
   ----------------------------------------------------------------------------------------
   Accounting service fees                                                         125,207
   ----------------------------------------------------------------------------------------
   Custodian fees and expenses                                                      26,583
   ----------------------------------------------------------------------------------------
   Trustees' compensation                                                           24,574
   ----------------------------------------------------------------------------------------
   Shareholder reports                                                              21,782
   ----------------------------------------------------------------------------------------
   Revolving credit interest                                                         3,296
   ----------------------------------------------------------------------------------------
   Other                                                                           241,726
                                                                  -------------------------
   Total expenses                                                                6,080,464
   Less reduction to custodian expenses                                           (24,325)
                                                                  -------------------------
   Net expenses                                                                  6,056,139
===========================================================================================
   Net Investment Income                                                         8,889,288

===========================================================================================
   Realized and Unrealized Gain (Loss)
    realized gain (loss) on:
   Investments                                                                (22,073,752)
   Closing and expiration of option contracts written                               61,567
                                                                  -------------------------
   Net realized gain (loss)                                                   (22,012,185)
   ----------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation) on
   investments                                                                  8,662,592
                                                                  ------------------------
   Net realized and unrealized gain (loss)                                    (13,349,593)

   =======================================================================================
   Net Decrease in Net Assets Resulting from Operations           $            (4,460,305)
                                                                  ========================


See accompanying Notes to Financial Statements.

18      OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Six Months           Year
                                                                    Ended          Ended
                                                            June 30, 2001   December 31,
                                                              (Unaudited)           2000
==========================================================================================
Operations
Net investment income (loss)                              $     8,889,288 $    37,049,897
------------------------------------------------------------------------------------------
Net realized gain (loss)                                      (22,012,185)     65,170,634
------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)            8,662,592    (150,205,007)
                                                          --------------------------------
Net increase (decrease) in net assets resulting from
operations                                                     (4,460,305)    (47,984,476)

==========================================================================================
Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A                                                        (3,839,693)    (10,113,441)
Class B                                                        (5,188,801)    (15,140,454)
Class C                                                        (1,321,476)     (3,500,021)
Class M                                                        (2,726,684)     (8,322,743)
Class N                                                               (11)             --
------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                --     (15,118,095)
Class B                                                                --     (26,757,914)
Class C                                                                --      (6,541,994)
Class M                                                                --     (13,030,290)
Class N                                                                --              --

==========================================================================================
Beneficial Interest Transactions

Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                        (5,471,265)     26,434,814
Class B                                                       (25,567,622)      6,336,358
Class C                                                          (599,706)     12,799,188
Class M                                                       (14,431,672)    (21,626,824)
Class N                                                             1,000              --

==========================================================================================
Net Assets

Total decrease                                                (63,606,235)   (122,565,892)
------------------------------------------------------------------------------------------
Beginning of period                                           857,850,541     980,416,433
                                                          --------------------------------
End of period [including undistributed (overdistributed)
net investment income of $(1,269,801) and $2,917,576,
respectively]                                             $   794,244,306 $   857,850,541
                                                          ================================

See accompanying Notes to Financial Statements.

19      OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                   Six Months                                           Year
                                        Ended                                          Ended
                                June 30, 2001                                       Dec. 31,
Class A                           (Unaudited)     2000     1999     1998     1997       1996/1/
===============================================================================================
Per Share Operating Data
Net asset value, beginning of
period                               $ 13.85    $16.36  $ 14.84  $ 15.32 $  14.27   $  13.96
-----------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                    .18       .72      .70      .70      .71/2/     .73/2/
Net realized and unrealized
gain (loss)                             (.22)    (1.45)    2.66     (.08)    1.93/2/     .65/2/
                                     ----------------------------------------------------------
Total income (loss) from
investment operations                   (.04)     (.73)    3.36      .62     2.64       1.38
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income    (.25)     (.72)    (.70)    (.70)    (.72)      (.72)
Distributions from net realized gain      --     (1.06)   (1.14)    (.40)    (.87)      (.35)
                                     ----------------------------------------------------------
Total dividends and/or
distributions to shareholders           (.25)    (1.78)   (1.84)   (1.10)   (1.59)     (1.07)
-----------------------------------------------------------------------------------------------
Net asset value, end of period       $ 13.56    $13.85  $ 16.36  $ 14.84 $  15.32$     14.27
                                     ==========================================================
===============================================================================================
Total Return, at Net Asset
Value/3/                               (0.23)%   (4.81)%  23.37%    4.08%   18.77%     10.13%
===============================================================================================
Ratios/Supplemental Data

Net assets, end of period
(in thousands)                     $ 200,769  $210,903 $220,671 $221,693 $192,212 $   93,578
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)  $ 207,403  $225,938 $207,008 $220,423 $145,929 $   41,617
-----------------------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment income                   2.68%     4.42%    4.55%    4.55%    4.58%      5.11%
Expenses                                0.95%     0.90%    0.95%    0.93%/5/ 0.95%/5/   0.98%/5/
Expenses, net of interest expense/6/     N/A       N/A      N/A     0.93%/5/ 0.95%/5/   0.97%/5/
Portfolio turnover rate                   36%      127%      95%      90%      79%        53%

1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Per share information has been determined based on average shares outstanding for the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio reflects the reduction to custodian expenses.
6. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

20      OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                 Six Months                                                             Year
                                                      Ended                                                            Ended
                                              June 30, 2001                                                         Dec. 31,
Class B                                          (Unaudited)        2000         1999        1998        1997           1996/1/
====================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                $ 13.87       $16.38      $ 14.87     $ 15.35     $ 14.29        $ 13.98
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .13          .59          .59         .58        .59/2/         .62/2/
Net realized and unrealized gain (loss)                (.22)       (1.45)        2.65        (.08)      1.94/2/         .65/2/
                                                    --------------------------------------------------------------------------------
Total income (loss) from
investment operations                                  (.09)        (.86)        3.24         .50        2.53           1.27
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.20)        (.59)        (.59)       (.58)       (.60)          (.61)
Distributions from net realized gain                     --        (1.06)       (1.14)       (.40)       (.87)          (.35)
                                                    --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.20)       (1.65)       (1.73)       (.98)      (1.47)          (.96)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $ 13.58       $13.87      $ 16.38     $ 14.87     $ 15.35        $ 14.29
                                                    ================================================================================
====================================================================================================================================
Total Return, at Net Asset Value/3/                   (0.62)%      (5.55)%      22.35%       3.30%       17.93%         9.28%
====================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $ 340,855     $373,860     $431,370    $445,544    $383,755     $  211,176
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 359,690     $418,592     $414,611   $ 441,677    $296,426      $ 113,784
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment income                                  1.91%        3.62%        3.79%       3.79%       3.80%          4.31%
Expenses                                               1.72%        1.70%        1.71%       1.69%/5/    1.72%/5/       1.75%/5/
Expenses, net of interest expense/6/                    N/A          N/A          N/A        1.69%/5/    1.72%/5/       1.73%/5/
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  36%         127%          95%         90%         79%            53%

1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Per share information has been determined based on average shares outstanding for the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio reflects the reduction to custodian expenses.
6. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

21      OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                   Six Months                                                            Year
                                                        Ended                                                           Ended
                                                June 30, 2001                                                        Dec. 31,
Class C                                            (Unaudited)          2000         1999        1998        1997        1996/1/,/2/
====================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                $   13.84         $16.35       $14.84      $15.32     $ 14.27     $ 14.03
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .13            .59          .59         .58         .59/3/      .50/3/
Net realized and unrealized gain (loss)                  (.22)         (1.45)        2.65        (.08)      1 .93/3/      .59/3/
                                                    --------------------------------------------------------------------------------
Total income (loss) from
investment operations                                    (.09)          (.86)        3.24         .50        2.52        1.09
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.20)          (.59)        (.59)       (.58)       (.60)       (.50)
Distributions from net realized gain                       --          (1.06)       (1.14)       (.40)       (.87)       (.35)
                                                    --------------------------------------------------------------------------------

Total dividends and/or distributions
to shareholders                                          (.20)         (1.65)       (1.73)       (.98)      (1.47)       (.85)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                      $   13.55       $  13.84     $  16.35     $ 14.84     $ 15.32     $ 14.27
                                                    ================================================================================

====================================================================================================================================

Total Return, at Net Asset Value/4/                     (0.62)%        (5.56)%      22.41%       3.32%      17.88%       7.74%

====================================================================================================================================

Ratios/Supplemental Data
Net assets, end of period (in thousands)            $  89,026       $ 91,567     $ 94,352   $ 108,339     $85,397    $ 38,312
------------------------------------------------------------------------------------------------------------------------------------

Average net assets (in thousands)                   $  91,192       $ 96,574     $ 94,329   $ 105,974     $62,343    $ 18,550
------------------------------------------------------------------------------------------------------------------------------------

Ratios to average net assets:/5/
Net investment income                                    1.94%          3.62%        3.80%       3.81%       3.82%       4.32%
Expenses                                                 1.72%          1.70%        1.70%       1.68%/6/    1.70%/6/    1.68%/6/
Expenses, net of interest expense/7/                      N/A            N/A          N/A        1.68%/6/    1.70%/6/    1.67%/6/
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    36%           127%          95%         90%         79%         53%

1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. For the period from March 11, 1996 (inception of offering) to December
31, 1996.
3. Per share information has been determined based on average shares outstanding for the period.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
5. Annualized for periods of less than one full year.
6. Expense ratio reflects the reduction to custodian expenses.
7. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.


22   OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                  Six Months                                                                Year
                                                       Ended                                                               Ended
                                               June 30, 2001                                                            Dec. 31,
Class M                                           (Unaudited)          2000          1999         1998         1997         1996/1/
====================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                 $ 13.84         $16.35       $ 14.84      $ 15.32      $ 14.27     $  13.96
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .15            .64           .63          .62          .62/2/       .65/2/
Net realized and unrealized gain (loss)                 (.22)         (1.45)         2.65         (.08)        1.94/2/       .66/2/
                                                     -------------------------------------------------------------------------------
Total income (loss) from
investment operations                                   (.07)          (.81)         3.28          .54         2.56         1.31
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.22)          (.64)         (.63)        (.62)        (.64)        (.65)
Distributions from net realized gain                      --          (1.06)        (1.14)        (.40)        (.87)        (.35)
                                                     -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.22)         (1.70)        (1.77)       (1.02)       (1.51)       (1.00)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 13.55         $13.84       $ 16.35      $ 14.84      $ 15.32      $ 14.27
                                                     ===============================================================================
====================================================================================================================================

Total Return, at Net Asset Value/3/                    (0.48)%        (5.30)%       22.74%        3.58%       18.19%        9.58%
====================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)           $ 163,593      $ 181,521     $ 234,023    $ 263,716    $ 297,292    $ 274,043
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 172,973      $ 213,617     $ 235,419    $ 288,953    $ 285,621    $ 264,936
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment income                                   2.16%          3.90%         4.06%        4.02%        4.05%        4.59%
Expenses                                                1.45%          1.42%         1.45%        1.43%/5/     1.46%/5/     1.58%/5/
Expenses, net of interest expense/6/                     N/A            N/A           N/A         1.43%/5/     1.46%/5/     1.55%/5/
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   36%           127%           95%          90%          79%          53%

1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Per share information has been determined based on average shares outstanding for the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio reflects the reduction to custodian expenses.
6. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

23   OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

Class N (Unaudited) Period Ended June 30, 2001/1/
================================================================================
Per Share Operating Data
Net asset value, beginning of period                                   $ 13.68
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                      .15
Net realized and unrealized gain (loss)                                   (.12)
                                                                       -------
Total income (loss) from investment operations                             .03
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                      (.15)
Distributions from net realized gain                                        --
                                                                       -------
Total dividends and/or distributions to shareholders                      (.15)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $ 13.56
                                                                       =======
================================================================================
Total Return, at Net Asset Value/2/                                       0.20%

================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                               $     1
--------------------------------------------------------------------------------
Average net assets (in thousands)                                      $     1
--------------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment income                                                     3.33%
Expenses                                                                  0.61%
--------------------------------------------------------------------------------
Portfolio turnover rate                                                     36%

1. For the period from March 1, 2001 (inception of offering) to June 30, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

24   OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Convertible Securities Fund (the Fund),a portfolio of the Bond Fund Series, is registered under the Investment Company Act of 1940, as amended,as an open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

     The Fund offers Class A, Class B, Class C, Class M and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC).Class M shares are sold with a reduced front-end sales charge. Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C, M and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Structured Notes. The Fund invests in structured notes whose market values and redemption prices are linked to the market value of specific securities. The structured notes are leveraged, which increases the Fund's exposure to changes in prices of the underlying securities and increases the volatility of each note's market value relative to the change in the underlying security prices. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2001, the market value of these securities comprised 3.1% of the Fund's net assets, and resulted in unrealized losses in the current period of $6,233,305.



25   OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies Continued
Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carry-overs, to shareholders. Therefore, no federal income or excise tax provision is required. During 1995, the Fund acquired all of the assets and liabilities of another investment company which did not distribute its net investment income or realized gains and was taxed as a C corporation. Accordingly, an accrued tax liability was assumed by the Fund on the date of the acquisition. As of June 30, 2001, the accrued tax liability for net unrealized gains on investments at the time of the acquisition has been retired.
     As of June 30, 2001, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $23,867,129. This estimated capital loss carryover represents losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.
--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 2001, the Fund's projected benefit obligations were decreased by $22,258 and payments of $1,779 were made to retired trustees, resulting in an accumulated liability of $75,559 as of June 30, 2001.
     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund.
Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the

26   OPPENHEIMER CONVERTIBLE SECURITIES FUND
trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund began amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $4,258,851 decrease to cost of securities and a corresponding $4,258,851 decrease in net unrealized depreciation, based on securities held as of December 31, 2000.
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

27   OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                  Six Months Ended June 30, 2001/1/        Year Ended December 31, 2000
                                         Shares              Amount           Shares              Amount
--------------------------------------------------------------------------------------------------------
Class A
Sold                                  2,509,801       $  34,680,943        4,492,999       $  73,262,578
Dividends and/or
distributions reinvested                232,920           3,116,908        1,408,059          20,695,775
Redeemed                             (3,162,048)        (43,269,116)      (4,163,564)        (67,523,539)
                                 -----------------------------------------------------------------------
Net increase (decrease)                (419,327)      $  (5,471,265)       1,737,494          26,434,814
                                 =======================================================================
--------------------------------------------------------------------------------------------------------
Class B
Sold                                  1,056,798       $  14,620,380        3,623,198       $  58,332,510
Dividends and/or
distributions reinvested                254,364           3,409,440        1,924,353          28,274,254
Redeemed                             (3,162,515)        (43,597,442)      (4,927,958)        (80,270,406)
                                 -----------------------------------------------------------------------
Net increase (decrease)              (1,851,353)      $ (25,567,622)         619,593           6,336,358
                                 =======================================================================
--------------------------------------------------------------------------------------------------------
Class C
Sold                                    545,905       $   7,571,051        1,661,971       $  26,864,444
Dividends and/or
distributions reinvested                 64,397             861,305          457,164           6,682,931
Redeemed                               (655,298)         (9,032,062)      (1,275,551)        (20,748,187)
                                 -----------------------------------------------------------------------
Net increase (decrease)                 (44,996)      $    (599,706)         843,584          12,799,188
                                 =======================================================================
--------------------------------------------------------------------------------------------------------
Class M
Sold                                    103,869       $   1,428,998          434,338       $   6,754,353
Dividends and/or
distributions reinvested                134,944           1,804,280          987,040          14,529,335
Redeemed                             (1,280,100)        (17,664,950)      (2,620,442)        (42,910,512)
                                 -----------------------------------------------------------------------
Net increase (decrease)              (1,041,287)      $ (14,431,672)      (1,199,064)        (21,626,824)
                                 =======================================================================
--------------------------------------------------------------------------------------------------------
Class N
Sold                                      73.09       $       1,000               --       $          --
Dividends and/or
distributions reinvested                     --                  --               --                  --
Redeemed                                     --                  --               --                  --
                                 -----------------------------------------------------------------------
Net increase (decrease)                   73.09       $       1,000               --       $          --
                                 =======================================================================


1. For the six months ended June 30, 2001, for Class A, B, C and M shares and for the period from March 1, 2001 (inception of offering) to June 30, 2001, for Class N shares.


28   OPPENHEIMER CONVERTIBLE SECURITIES FUND

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2001, were $282,976,257 and $345,196,645, respectively.
================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.625% of the first $50 million of average net assets of the Fund, 0.50% of the next $250 million and 0.4375% of average annual net assets over $300 million.The Fund's management fee for six months ended June 30, 2001, was an annualized rate of 0.47%.
--------------------------------------------------------------------------------
Accounting Fees. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. The Fund pays OFS an annual maintenance fee for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses.
--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund. The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


                          Aggregate             Aggregate               Class A              Class M
                          Front-End             Front-End             Front-End            Front-End
                      Sales Charges         Sales Charges         Sales Charges        Sales Charges
                         on Class A            on Class M           Retained by          Retained by
Six Months Ended             Shares                Shares           Distributor          Distributor
---------------------------------------------------------------------------------------------------------------------------
June 30, 2001              $225,080               $26,933              $ 61,271              $ 4,019

                        Commissions           Commissions           Commissions          Commissions           Commissions
                         on Class A            on Class B            on Class C           on Class M            on Class N
                             Shares                Shares                Shares               Shares           Commissions
                        Advanced by           Advanced by           Advanced by          Advanced by           Advanced by
Six Months Ended     Distributor/1/        Distributor/1/        Distributor/1/       Distributor/1/        Distributor/1/
---------------------------------------------------------------------------------------------------------------------------
June 30, 2001               $34,846              $415,477               $63,202                 $ --                  $ --

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B,
Class C, Class M and Class N shares from its own resources at the time of sale.

                            Class A               Class B               Class C              Class M               Class N
                         Contingent            Contingent            Contingent           Contingent            Contingent
                     Deferred Sales        Deferred Sales        Deferred Sales       Deferred Sales        Deferred Sales
                   Charges Retained      Charges Retained      Charges Retained     Charges Retained      Charges Retained
Six Months Ended     by Distributor        by Distributor        by Distributor       by Distributor        by Distributor
---------------------------------------------------------------------------------------------------------------------------
June 30, 2001               $11,295             $ 434,745                $8,842                 $ --                  $ --


29      OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================
4. Fees and Other Transactions with Affiliates Continued
The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C, Class M and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
--------------------------------------------------------------------------------
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended June 30, 2001, payments under the Class A plan totaled $250,223, all of which were paid by the Distributor to recipients, and included $21,604 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Class B, Class C, Class M and Class N Distribution and Service Plan Fees. Under each plan,service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The Class M Plan allows the Distributor to be reimbursed for its services and costs in distributing Class M shares and servicing accounts.

     The Distributor retains the asset-based sales charge on Class B and Class M shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

     The Distributor's actual expenses in selling Class B, Class C, Class M and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.



30   OPPENHEIMER CONVERTIBLE SECURITIES FUND

Distribution fees paid to the Distributor for the six months ended June 30, 2001, were as follows:


                                                              Distributor's      Distributor's
                                                                  Aggregate       Unreimbursed
                                                               Unreimbursed      Expenses as %
                      Total Payments      Amount Retained          Expenses      of Net Assets
                          Under Plan       by Distributor        Under Plan           of Class
----------------------------------------------------------------------------------------------
Class B Plan              $1,784,642           $1,384,310      $  6,906,408               2.03%
Class C Plan                 452,297               98,283         1,589,110               1.79
Class M Plan                 637,565              270,406                --                 --
Class N Plan                      --                   --                --                 --
==============================================================================================

5. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

     The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

     Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


31   OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================
5. Option Activity Continued
Written option activity for the six months ended June 30, 2001, was as follows:

                                                         Call Options
                                           --------------------------
                                           Number of        Amount of
                                           Contracts         Premiums
---------------------------------------------------------------------
Options outstanding as of
December 31, 2000                                 --     $        --
Options written                                2,600       1,634,145
Options closed or expired                     (1,400)       (989,767)
                                           -------------------------
Options outstanding as of
June 30, 2001                                  1,200     $   644,378
                                           =========================

================================================================================
6. Illiquid or Restricted Securities
As of June 30, 2001, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2001, was $20,932,557, which represents 2.64% of the Fund's net assets, of which $8,065,715 is considered restricted. Information concerning restricted securities is as follows:


                                                                      Valuation Per       Unrealized
                                         Acquisition          Cost       Unit as of     Appreciation
Security                                       Dates      Per Unit    June 30, 2001    (Depreciation)
-----------------------------------------------------------------------------------------------------
Bonds
Deutsche Bank AG/AT&T Corp.
Linked Nts., 3.10%, 11/5/02                 10/29/97        100.00%           97.76%       $(179,200)

Stocks and Warrants
Danskin, Inc.:
Portion of Promissory Nt., to be used
to purchase 53,309 shares of restricted
common stock in rights offering              8/14/95         $0.30            $0.30               --
Restricted Common Shares                     8/14/95          0.30             0.11         (302,268)
Wts., Exp. 10/8/04                           8/14/95            --             0.04           14,712


32   OPPENHEIMER CONVERTIBLE SECURITIES FUND

================================================================================
7. Bank Borrowings
The Fund may borrow up to certain percentage of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $100 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus
0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
     The Fund had no borrowings outstanding for the six months ended or at June 30, 2001.

33   OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
OPPENHEIMER CONVERTIBLE SECURITIES FUND
--------------------------------------------------------------------------------

A Series of Oppenheimer Bond Fund Series
================================================================================
Officers and Trustees     Bridget A. Macaskill, Trustee, President and Chairman
                          of the Board
                          John Cannon, Trustee
                          Paul Y. Clinton, Trustee
                          Thomas W. Courtney, Trustee
                          Robert G. Galli, Trustee
                          Lacy B. Herrmann, Trustee
                          Brian Wruble, Trustee
                          Edward Everett, Vice President
                          Andrew J. Donohue, Secretary
                          Brian W. Wixted, Treasurer
                          Robert J. Bishop, Assistant Treasurer
                          Adele A. Campbell, Assistant Treasurer
                          Scott T. Farrar, Assistant Treasurer
                          Robert G. Zack, Assistant Secretary
================================================================================
Investment Advisor        OppenheimerFunds, Inc.

================================================================================
Distributor               OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and Shareholder  OppenheimerFunds Services
Servicing Agent

================================================================================
Custodian of              The Bank of New York
Portfolio Securities

================================================================================
Independent Auditors      KPMG LLP

================================================================================
Legal Counsel             Kirkpatrick & Lockhart LLP

                          The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                          Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.,
                          Two World Trade Center, New York, NY 10048-0203.



     (C)Copyright 2001 OppenheimerFunds, Inc. All rights reserved.

34   OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
INFORMATION AND SERVICES
--------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance./1/ So call us today, or visit our website--we're here to help.

Internet
24-hr access to account information and transactions/2/
www.oppenheimerfunds.com
--------------------------------------------------------------------------------
General Information
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------
Telephone Transactions
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.852.8457
--------------------------------------------------------------------------------
PhoneLink
24-hr automated information and automated transactions
1.800.533.3310
--------------------------------------------------------------------------------
Telecommunications Device for the Deaf (TDD)
Mon-Fri 9am-6:30pm ET     1.800.843.4461
--------------------------------------------------------------------------------
OppenheimerFunds Market Hotline
24 hours a day, timely and insightful messages on the
economy and issues that may affect your investments
1.800.835.3104
--------------------------------------------------------------------------------
Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------
eDocs Direct
Receive shareholder reports and prospectus notifications for your fund via email. Sign up at www.oppenheimerfunds.com
--------------------------------------------------------------------------------
Ticker Symbols
Class A: RCVAX   Class B: RCVBX   Class C: RCVCX  Class M: RCVGX  Class N: RCVNX

1.Automatic investment plans do not assure profit or protect against losses in declining markets.

2. At times this website may be inaccessible or its transaction feature may be unavailable.


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RS0345.001.0601    August 29, 2001